Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 9,555	$ 7,840
Containers, accumulated depreciation	395,977	377,731
Fixed assets, accumulated depreciation	8,856	9,027
Intangible assets, accumulated amortization	$ 32,251	$ 33,340
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	49,530,473	48,951,114
Common shares, outstanding	49,530,473	48,951,114